Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share

Note 17 – Earnings Per Share

The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2014	2013	2012
Income/(loss) from continuing operations	$231,050	$40,519	$(16,443)
Income/(loss) from discontinued operations, net of tax	-	548	148
Net income/(loss)	231,050	41,067	(16,295)
Net income attributable to noncontrolling interest	11,527	11,465	11,464
Net income/(loss) attributable to controlling interest	219,523	29,602	(27,759)
Preferred stock dividends	6,200	5,838	-
Net income/(loss) available to common shareholders	$213,323	$23,764	$(27,759)

Income/(loss) from continuing operations	$231,050	$40,519	$(16,443)
Net income attributable to noncontrolling interest	11,527	11,465	11,464
Preferred stock dividends	6,200	5,838	-
Net income/(loss) from continuing operations available to common shareholders	$213,323	$23,216	$(27,907)

The component of Income/(loss) from continuing operations attributable to FHN as the controlling interest holder was $219.5 million, $29.1 million and $(27.9) million during the years ended December 31, 2014, 2013, and 2012, respectively.

The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2014	2013	2012
Weighted average common shares outstanding - basic	234,997	237,972	248,349
Effect of dilutive securities	1,738	1,822	-
Weighted average common shares outstanding - diluted	236,735	239,794	248,349

The following tables show earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2014	2013	2012
Income/(loss) per share from continuing operations available to common shareholders	$0.91	$0.10	$(0.11)
Income/(loss) per share available to common shareholders	$0.91	$0.10	$(0.11)

Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$0.90	$0.10	$(0.11)
Diluted income/(loss) per share available to common shareholders	$0.90	$0.10	$(0.11)

For the years ended December 31, 2014 and 2013, the dilutive effect for all potential common shares was 1.7 million and 1.8 million, respectively. Due to the net loss attributable to common shareholders for the year ended December 31, 2012, no potentially dilutive shares were included in the loss per share calculation as including such shares would have been antidilutive. Stock options of 4.6 million, 7.9 million and 10.0 million with weighted average exercise prices of $23.46, $21.95, and $22.07 per share for the years ended December 31, 2014, 2013 and 2012, respectively, were excluded from diluted shares because including such shares would be antidilutive.